Mineral Properties, Plant and Equipment - Rollforward of Carrying Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	$ 1,301,002	$ 1,336,683
Additions	263,733	149,020
Tahoe acquisition (Note 8)	1,239,401
Disposals	(4,484)	(1,333)
Depreciation and amortisation expense	(253,453)	(147,289)
Depreciation charge captured in inventory	(33,810)	(12,620)
(Impairment charges) reversals	(40,050)	(27,789)
Reversals of impairment	40,050	27,789
Transfers	0	0
Closure and decommissioning – changes in estimate (Note 17)	32,562	4,330
Carrying value, ending	2,504,901	1,301,002
Cost	5,181,329	3,710,845
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(2,409,843)
Carrying value, ending	(2,676,428)	(2,409,843)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	299,907	244,863
Additions	68,664	16,896
Tahoe acquisition (Note 8)	455,080
Disposals	(2,010)	(937)
Depreciation and amortisation expense	(140,386)	(78,354)
Depreciation charge captured in inventory	0	0
(Impairment charges) reversals	0
Reversals of impairment		532
Transfers	90,419	117,971
Closure and decommissioning – changes in estimate (Note 17)	0	0
Carrying value, ending	771,674	299,907
Cost	1,476,170	939,993
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(640,086)
Carrying value, ending	(704,496)	(640,086)
Depletable, Reserves and Resources [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	678,489	766,883
Additions	152,033	106,701
Tahoe acquisition (Note 8)	314,604
Disposals	(2,461)	0
Depreciation and amortisation expense	(113,067)	(68,935)
Depreciation charge captured in inventory	(33,810)	(12,620)
(Impairment charges) reversals	0
Reversals of impairment		2,144
Transfers	(77,598)	(115,726)
Closure and decommissioning – changes in estimate (Note 17)	32,562	4,330
Carrying value, ending	950,752	678,489
Cost	2,429,815	1,997,880
Depletable, Reserves and Resources [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(1,319,391)
Carrying value, ending	(1,479,063)	(1,319,391)
Non-depletable, Reserves and Resources [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	73,375	71,809
Additions	42,487	25,423
Tahoe acquisition (Note 8)	274,817
Disposals	(13)	(396)
Depreciation and amortisation expense	0	0
Depreciation charge captured in inventory	0	0
(Impairment charges) reversals	(33,245)
Reversals of impairment		25,113
Transfers	(25,872)	1,652
Closure and decommissioning – changes in estimate (Note 17)	0	0
Carrying value, ending	331,549	73,375
Cost	398,485	104,614
Non-depletable, Reserves and Resources [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(31,239)
Carrying value, ending	(66,936)	(31,239)
Non-depletable, Exploration and Evaluation [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	249,231	253,128
Additions	549	0
Tahoe acquisition (Note 8)	194,900
Disposals	0	0
Depreciation and amortisation expense	0	0
Depreciation charge captured in inventory	0	0
(Impairment charges) reversals	(6,805)
Reversals of impairment		0
Transfers	13,051	(3,897)
Closure and decommissioning – changes in estimate (Note 17)	0	0
Carrying value, ending	450,926	249,231
Cost	876,859	668,358
Non-depletable, Exploration and Evaluation [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(419,127)
Carrying value, ending	$ (425,933)	$ (419,127)